Intangible assets - Net book values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Additions through deferred payments and other non-cash consideration, intangible assets other than goodwill	$ 1,624	$ 365